Warrant Liability (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2008	Jun. 10, 2021
Warrant Liability (Details) [Line Items]
Warrant Liability (in Dollars)							$ 74,408,000
Fair Value, Inputs, Level 3 [Member]
Warrant Liability (Details) [Line Items]
Warrant Liability (in Dollars)			$ 100,467,000
Public Warrants [Member]
Warrant Liability (Details) [Line Items]
Warrants issued			17,250,000
Exercise price (in Dollars per share)			$ 11.5
Warrant exercise period			30 days
Redemption price of warrants (in Dollars per share)			$ 0.01
Redemption period			30 days
Warrant Liability (in Dollars)			$ 42,435,000
Private Placement Warrants [Member]
Warrant Liability (Details) [Line Items]
Number of securities called by each warrant			1
Exercise price (in Dollars per share)			$ 11.5
Private Placement Warrants [Member] | Thunder Bridge Acquisition II, Ltd.[Member]
Warrant Liability (Details) [Line Items]
Warrants outstanding			8,650,000
Number of securities called by each warrant			1
Exercise price (in Dollars per share)			$ 11.5
Working Capital Warrants [Member]
Warrant Liability (Details) [Line Items]
Warrants issued upon conversion			1,500,000
Original debt amount (in Dollars)			$ 1,500,000
Thunder Bridge Acquisition Il, Ltd.[Member]
Warrant Liability (Details) [Line Items]
Exercise price (in Dollars per share)	$ 1			$ 1
Public warrants, description	The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the Initial Public Offering. The Public Warrants will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation.			The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the Initial Public Offering. The Public Warrants will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation.
Fair value of warrants (in Dollars)	$ 57,614,968	$ 97,181,794		$ 97,181,794	$ 23,387,415
Thunder Bridge Acquisition Il, Ltd.[Member] | Warrant [Member]
Warrant Liability (Details) [Line Items]
Public warrants, description	• in whole and not in part;• at a price of $0.01 per warrant;• upon not less than 30 days’ prior written notice of redemption to each warrant holder; and• if, and only if, the reported last sale price of the Company’s Class A ordinary shares equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to each warrant holder.			• in whole and not in part;• at a price of $0.01 per warrant;• upon not less than 30 days’ prior written notice of redemption to each warrant holder; and• if, and only if, the reported last sale price of the Company’s Class A ordinary shares equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to each warrant holder.
Thunder Bridge Acquisition Il, Ltd.[Member] | Warrant [Member] | Private Placement Warrants [Member]
Warrant Liability (Details) [Line Items]
Warrants outstanding	8,650,000
Thunder Bridge Acquisition Il, Ltd.[Member] | Public Warrants [Member]
Warrant Liability (Details) [Line Items]
Warrants outstanding	17,250,000	17,250,000		17,250,000	17,250,000
Thunder Bridge Acquisition Il, Ltd.[Member] | Private Placement [Member]
Warrant Liability (Details) [Line Items]
Warrants outstanding				8,650,000	8,650,000
Exercise price (in Dollars per share)	$ 1
Thunder Bridge Acquisition Il, Ltd.[Member] | Private Placement [Member] | Warrant [Member]
Warrant Liability (Details) [Line Items]
Warrants outstanding	8,650,000			8,650,000
Exercise price (in Dollars per share)	$ 1			$ 1
Thunder Bridge Acquisition Il, Ltd.[Member] | Initial Public Offering [Member]
Warrant Liability (Details) [Line Items]
Warrants outstanding	17,250,000			17,250,000
Thunder Bridge Acquisition Il, Ltd.[Member] | Private Placement Warrants [Member]
Warrant Liability (Details) [Line Items]
Warrants outstanding	8,650,000	8,650,000
Common Class B [Member]
Warrant Liability (Details) [Line Items]
Conversion of stock, shares converted			8,625,000
Class A Common Stock [Member]
Warrant Liability (Details) [Line Items]
Conversion of stock, shares issued			8,625,000
Warrants issued upon conversion						278,533
Business Combination [Member] | Thunder Bridge Acquisition Il, Ltd.[Member]
Warrant Liability (Details) [Line Items]
Description of business combination	In addition, if the Company issues additional ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at a newly issued price of less than $9.20 per ordinary share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and in the case of any such issuance to the sponsor or its affiliates, without taking into account any Founder Shares held by the sponsor or such affiliates, as applicable, prior to such issuance), the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the newly issued price and the redemption price of the warrants shall be adjusted to equal 180% of the newly issued price.			In addition, if the Company issues additional ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at a newly issued price of less than $9.20 per ordinary share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and in the case of any such issuance to the sponsor or its affiliates, without taking into account any Founder Shares held by the sponsor or such affiliates, as applicable, prior to such issuance), the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the newly issued price and the redemption price of the warrants shall be adjusted to equal 180% of the newly issued price.